Earnings Per Ordinary Share	12 Months Ended
Dec. 31, 2011
Earnings Per Ordinary Share [Abstract]
Earnings Per Ordinary Share

23. Earnings per ordinary share

     Basic and diluted earnings per share (EPS) is calculated by dividing net income by the weighted average of our ordinary shares outstanding. As disclosed in Note 18, there are 3.8 million share options and restricted shares outstanding under the NV Equity Plan, however the diluted earnings per ordinary share is insignificant and therefore not different from the basic earnings per ordinary share. The computations of basic and diluted earnings per ordinary share for the periods indicated below are shown in the following table:

	Year ended	Year ended	Year ended
	December 31, 2009	December 31, 2010	December 31, 2011
Net income for the computation of basic and diluted
earnings per share	$165,166	$207,573	$172,224
Weighted average ordinary shares outstanding	85,036,957	114,952,639	146,587,752
Basic and diluted earnings per ordinary share	$1.94	$1.81	$1.17